TAXATION (Schedule of Movement of Valuation Allowances) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXATION [Abstract]
At beginning of year	(242,117,755)	(402,860,548)	(73,967,071)
Current year additions	(55,339,194)	(21,347,390)	(329,813,147)
Utilization and reversal of valuation allowances	222,179,371	182,090,183	919,670
At end of year	(75,277,578)	(242,117,755)	(402,860,548)